UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 1, 2004

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   44

FORM 13F INFORMATION TABLE VALUE TOTAL:   $118,145,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3249    40630 SH       SOLE                    36580        0     4050
ALCOA INC COM                  COM              013817101     3487   103805 SH       SOLE                    91805        0    12000
BANK NEW YORK INC COM          COM              064057102     3126   107172 SH       SOLE                    94972        0    12200
BRISTOL MYERS SQUIBB           COM              110122108     3776   159532 SH       SOLE                   145082        0    14450
CATERPILLAR, INC.              COM              149123101     3800    47237 SH       SOLE                    42287        0     4950
CHEVRONTEXACO CORPORATION      COM              166764100     4603    85810 SH       SOLE                    76510        0     9300
CITIGROUP INC.                 COM              172967101     3666    83093 SH       SOLE                    73293        0     9800
CONAGRA INC COM                COM              205887102     3241   126055 SH       SOLE                   110955        0    15100
CONOCOPHILLIPS COM             COM              20825C104     4285    51717 SH       SOLE                    45917        0     5800
CONSOLIDATED EDISON INC COM    COM              209115104     2680    63750 SH       SOLE                    63750        0        0
DOW CHEMICAL COMPANY           COM              260543103     4046    89560 SH       SOLE                    79460        0    10100
DU PONT E.I. DE NEMOURS        COM              263534109     2671    62397 SH       SOLE                    54497        0     7900
EMERSON ELECTRIC CO.           COM              291011104     3115    50325 SH       SOLE                    45075        0     5250
EXELON CORP                    COM              30161N101     3898   106230 SH       SOLE                    95380        0    10850
EXXON MOBIL CORP               COM              30231G102     5506   113920 SH       SOLE                   104770        0     9150
GENERAL ELECTRIC CO            COM              369604103     3942   117400 SH       SOLE                   103650        0    13750
GENERAL MILLS, INC.            COM              370334104     1897    42240 SH       SOLE                    35340        0     6900
GENERAL MOTORS CORP.           COM              370442105     3739    88020 SH       SOLE                    77570        0    10450
GLAXO WELLCOME PLC ADR SPONSOR COM              37733W105      256     5850 SH       SOLE                     2650        0     3200
HEWLETT PACKARD COMPANY        COM              428236103     3178   169470 SH       SOLE                   149370        0    20100
INTL BUSINESS MACHINES         COM              459200101      449     5240 SH       SOLE                     1340        0     3900
J.P. MORGAN CHASE & CO         COM              46625H100     3702    93185 SH       SOLE                    82035        0    11150
KERR MCGEE CORP COM            COM              492386107      993    17350 SH       SOLE                    17350        0        0
KIMBERLY-CLARK CORP            COM              494368103     3785    58600 SH       SOLE                    51600        0     7000
LINCOLN NATIONAL CORP          COM              534187109     3719    79120 SH       SOLE                    71070        0     8050
MARSH & MCLENNAN COS.          COM              571748102      275     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      287     3600 SH       SOLE                     3600        0        0
MERCK & COMPANY, INC.          COM              589331107     2196    66547 SH       SOLE                    57797        0     8750
MICROSOFT CORP COM             COM              594918104      492    17790 SH       SOLE                     3390        0    14400
NATIONAL FUEL GAS CO N J COM   COM              636180101     4409   155645 SH       SOLE                   139495        0    16150
PEOPLES ENERGY CORP            COM              711030106     2256    54125 SH       SOLE                    47925        0     6200
PFIZER, INC.                   COM              717081103     2207    72125 SH       SOLE                    62925        0     9200
PITNEY-BOWES INC               COM              724479100     2284    51800 SH       SOLE                    45950        0     5850
PNC FINANCIAL SERVICES GROUP   COM              693475105      601    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3240    59870 SH       SOLE                    53120        0     6750
PUBLIC SERVICE ENTERPRS        COM              744573106      328     7690 SH       SOLE                     7690        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3873   149250 SH       SOLE                   133200        0    16050
U S BANCORP                    COM              902973304     4275   147937 SH       SOLE                   132187        0    15750
UNITED TECHNOLOGIES            COM              913017109     2473    26480 SH       SOLE                    23630        0     2850
VERIZON COMMUNICATIONS         COM              92343V104      348     8828 SH       SOLE                     8828        0        0
WASHINGTON MUT INC COM         COM              939322103      296     7575 SH       SOLE                     1525        0     6050
WELLS FARGO NEW                COM              949746101     2865    48040 SH       SOLE                    42590        0     5450
WEYERHAEUSER CO.               COM              962166104     3912    58845 SH       SOLE                    53695        0     5150
WYETH                          COM              983024100      719    19220 SH       SOLE                    19220        0        0